Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014
Available-for-sale Securities | Corporate Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	$ 1,072
Valuation Technique	Matrix pricing
Unobservable Input, option adjusted spread	192
Reserve | Market Value Liability Options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	(24,478)	[1]
Valuation Technique	Income approach	[1]
Unobservable Input, Annuitizations, minimum	0.00%	[1]
Unobservable Input, Annuitizations, maximum	25.00%	[1]
Unobservable Input, Mortality, minimum	0.00%	[1]
Unobservable Input, Mortality, maximum	100.00%	[1]
Reserve | Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Accumulation Benefit
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	$ (109,747)	[1]
Valuation Technique	Income approach	[1]
Unobservable Input, Mortality, minimum	0.00%	[1]
Unobservable Input, Mortality, maximum	100.00%	[1]
Weighted Average [Member] | Available-for-sale Securities | Corporate Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, option adjusted spread	(192)
Minimum | Reserve | Market Value Liability Options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, surrenders	0.00%	[1]
Unobservable Input, withdrawal benefit election	0.00%	[1]
Minimum | Reserve | Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Accumulation Benefit
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, surrenders	0.50%	[1]
Maximum | Reserve | Market Value Liability Options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, surrenders	25.00%	[1]
Unobservable Input, withdrawal benefit election	50.00%	[1]
Maximum | Reserve | Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Accumulation Benefit
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, surrenders	35.00%	[1]

[1]	Certain reseves at fair value related to a new product are not yet modeled and excluded from this disclosure.